Stockholders' Equity - Common Stock - Additional Information (Details) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Feb. 08, 2024	Dec. 31, 2023	Oct. 12, 2022	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022	Jan. 26, 2024	Jul. 25, 2022	Feb. 28, 2022	Oct. 31, 2021	Mar. 31, 2021	Jan. 29, 2021	Jan. 19, 2021	Jul. 31, 2018	Aug. 31, 2015	Aug. 31, 2013	Jan. 31, 2012
Class Of Stock [Line Items]
Securities authorized for offer and sale, amount													$ 150,000,000
Issuance of common stock from stock options exercises, net, Shares					0	0
IPO [Member]
Class Of Stock [Line Items]
Securities authorized for offer and sale, amount		$ 100,000,000		$ 100,000,000	$ 100,000,000
2018 Sales Agreement [Member]
Class Of Stock [Line Items]
Equity sales agreement expiration date				Feb. 22, 2021	Feb. 22, 2021
ATM Prospectus Supplement [Member]
Class Of Stock [Line Items]
Issuance of common stock from stock options exercises, net, Shares				2,515,483	1,580,862
Value of shares sold under equity distribution agreement				$ 22,900,000	$ 21,700,000
ATM Prospectus Supplement [Member] | At-The-Market Facility [Member]
Class Of Stock [Line Items]
Common stock value reserved for future issuance		$ 27,100,000		$ 27,100,000	$ 28,300,000
Issuance of common stock from stock options exercises, net, Shares	201,319	934,621		934,621	0
ATM Prospectus Supplement [Member] | At-The-Market Facility [Member] | Maximum [Member]
Class Of Stock [Line Items]
Common stock value reserved for future issuance												$ 50,000,000
2021 Shelf [Member]
Class Of Stock [Line Items]
Common stock value reserved for future issuance		$ 100,000,000		$ 100,000,000	$ 100,000,000
2024 Shelf [Member] | Subsequent Event [Member]
Class Of Stock [Line Items]
Securities authorized for offer and sale, amount							$ 150,000,000
2024 ATM Prospectus [Member] | At-The-Market Facility [Member] | Maximum [Member] | Subsequent Event [Member]
Class Of Stock [Line Items]
Common stock value reserved for future issuance							$ 2,605,728
Equity Incentive Plan 2012 [Member]
Class Of Stock [Line Items]
Common shares authorized to be issued			1,236,738							900,000				550,000	300,000	250,000	327,699
Shares available for issuance														2,327,699
Termination period of Equity Incentive Plan					10 years
Common stock shares issued			126,262
Inducement Award Agreements [Member]
Class Of Stock [Line Items]
Common shares authorized to be issued									50,000
2021 Inducement Equity Plan [Member]
Class Of Stock [Line Items]
Common shares authorized to be issued											750,000
Equity Incentive Plan 2022 [Member]
Class Of Stock [Line Items]
Common shares authorized to be issued			1,363,000					750,000
Excercise price per share			$ 2.75
Equity Incentive Plan 2022 [Member] | Common Stock [Member]
Class Of Stock [Line Items]
Common shares authorized to be issued			50,000
Equity Incentive Plan 2022 [Member] | Common Stock [Member] | Maximum [Member]
Class Of Stock [Line Items]
Common shares authorized to be issued			51,000
2022 Inducement Equity Plan [Member]
Class Of Stock [Line Items]
Common shares authorized to be issued		1,000	1,000	1,000